Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees of the Trust (“the Board”) or its delegate. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued primarily at the mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2020, for the Funds’ investments measured at value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$520,367,092	$-	$-	$520,367,092
Common Stocks	10,818,220	-	-	10,818,220
Purchased Call Options	-	328,000	-	328,000
Short-Term Investments	4,957,881	-	-	4,957,881
Investments Purchased With Proceeds From Securities Lending	77,441,384	-	-	77,441,384
Total	$613,584,577	$328,000	$-	$613,912,577

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	-	258,500	-	258,500
Total	$-	$258,500	$-	$258,500

Horizon Active Risk Assist® Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$751,721,799	$-	$-	$751,721,799
Common Stocks	11,867,843	-	-	11,867,843
Purchased Call Options	-	515,000	-	515,000
Purchased Put Options	-	1,095,000	-	1,095,000
Warrants	89	-	-	89
Short-Term Investments	7,748,756	-	-	7,748,756
Investments Purchased With Proceeds From Securities Lending	112,849,299	-	-	112,849,299
Total	$884,187,786	$1,610,000	$-	$885,797,786

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$404,500	$-	$404,500
Written Put Options	-	606,740		$606,740
Total	$-	$1,011,240	$-	$1,011,240

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$413,626,143	$-	$-	$413,626,143
Short-Term Investments	4,861,839	-	-	4,861,839
Investments Purchased With Proceeds From Securities Lending	1,135,450	-	-	1,135,450
Total	$419,623,432	$-	$-	$419,623,432

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$117,629,065	$-	$-	$117,629,065
Convertible Preferred Stocks	487,700	-	-	487,700
Preferred Stocks	285,321	-	-	285,321
Purchased Put Options	-	17,500	-	17,500
Short-Term Investments	930,659	-	-	930,659
Investments Purchased With Proceeds From Securities Lending	4,495,471	-	-	4,495,471
Total	$123,828,216	$17,500	$-	$123,845,716

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$195,147,198	$-	$-	$195,147,198
Purchased Call Options	-	1,715,240	-	1,715,240
Purchased Put Options	-	2,961,250	-	2,961,250
Warrants	2,214	-	-	2,214
Short-Term Investments	2,625,992	-	-	2,625,992
Investments Purchased With Proceeds From Securities Lending	89,662	-	-	89,662
Total	$197,865,066	$4,676,490	$-	$202,541,556

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$10,055,125	$-	$10,055,125
Written Put Options	-	1,420,550	-	1,420,550
Total	$-	$11,475,675	$-	$11,475,675

Horizon Multi-Asset Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$50,233,689	$-	$-	$50,233,689
Common Stocks	6,346,677	-	-	6,346,677
Convertible Preferred Stocks	32,536	-	-	32,536
Preferred Stocks	3,724,819	30,250	-	3,755,069
Puchased Call Options	-	177,185	-	177,185
Short-Term Investments	1,784,956	-	-	1,784,956
Investments Purchased With Proceeds From Securities Lending	3,553,440	-	-	3,553,440
Total	$65,676,117	$207,435	$-	$65,883,552

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$518,375	$-	$518,375
Total	$-	$518,375	$-	$518,375

Horizon ESG Defensive Core Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$5,877,776	$-	$-	$5,877,776
Rights	3,265	-	-	3,265
Short-Term Investments	714,893	-	-	714,893
Total	$6,595,934	$-	$-	$6,595,934

Horizon Defensive Multi-Factor Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$183,583,091	$-	$-	$183,583,091
Short-Term Investments	2,551,319	-	-	2,551,319
Investments Purchased With Proceeds From Securities Lending	840,959	-	-	840,959
Total	$186,975,369	$-	$-	$186,975,369

* Refer to the Portfolios of Investments for security classifications.

INVESTMENTS IN AFFILIATES

An affiliated person of the Horizon Active Asset Allocation Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares.  Holdings and transactions in these affiliated companies for the nine months ended August 31, 2020 are as follows:

Security Name	Value at November 30, 2019	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at August 31, 2020	Shares Balance August 31, 2020
Janus Henderson Small/Mid Cap Growth Alpha ETF*	$4,163,542	$1,561,781	$(312,060)	$536,647	$(22,416)	$4,585	$5,927,494	112,690
X-Trackers S&P 500 ESG ETF*	5,848,000	209,004	(360,574)	756,838	719	49,099	6,453,987	208,126
	$10,011,542	$1,770,785	$(672,634)	$1,293,485	$(21,697)	$53,684	$12,381,481	320,816

An affiliated person of the Horizon Active Risk Assist® Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the nine months ended August 31, 2020 are as follows:

Security Name	Value at November 30, 2019	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at August 31, 2020	Shares Balance August 31, 2020
X-Trackers Russell 1000 Comprehensive Factor ETF	$43,984,409	$12,226,952	$(37,277,161)	$(2,978,797)	$(1,929,194)	$62,177	$14,026,209	402,146
X-Trackers Russell 1000 US QARP ETF	23,194,429	10,085,706	(18,803,263)	(186,417)	228,450	79,643	14,518,905	461,064
X-Trackers S&P 500 ESG ETF*	9,329,600	2,622,422	(4,104,156)	945,269	197,346	68,407	8,990,481	289,922
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF*	-	1,297,114,108	(1,296,383,824)	-	(730,284)	664,698	-	-
	$76,508,438	$1,322,049,188	$(1,356,568,404)	$(2,219,945)	$(2,233,682)	$874,925	$37,535,595	1,153,132

An affiliated person of the Horizon Active Income Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares.  Holdings and transactions in these affiliated companies for the nine months ended August 31, 2020 are as follows:

Security Name	Value at November 30, 2019	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at August 31, 2020	Shares Balance August 31, 2020
X-Trackers Short Duration High Yield Bond ETF	$4,365,499	$4,478,600	$(887,292)	$(13,993)	$(116,406)	$170,428	$7,826,408	168,337
	$4,365,499	$4,478,600	$(887,292)	$(13,993)	$(116,406)	$170,428	$7,826,408	168,337

An affiliated person of the Horizon Multi-Asset Income Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the nine months ended August 31, 2020 are as follows:

Security Name	Value at November 30, 2019	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at August 31, 2020	Shares Balance August 31, 2020
Morgan Stanley, Series K, 5.9%*	$123,369	$32,894	$(109,774)	$261	$(17,098)	$713	$29,652	1,050
	$123,369	$32,894	$(109,774)	$261	$(17,098)	$713	$29,652	1,050

*Issuer was no longer an affiliate as of August 31, 2020.